Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Redeemable noncontrolling interests in the Operating Partnership

	Years Ended December 31,
	2011	2010
Redeemable noncontrolling interests in the OP, December 31, 2010	$119,057	$98,758
Mark to market adjustment to redeemable noncontrolling interests in the OP	13,978	48,236
Conversion of OP Units to Common Stock	(287)	(18,429)
Repurchase of OP Units from redeemable noncontrolling interests	—	(327)
Net income/(loss) attributable to redeemable noncontrolling
interests in the OP	395	(3,835)
OP units issued for partial consideration in community acquisition	111,034	—
Distributions to redeemable noncontrolling interests in the OP	(7,298)	(5,228)
Allocation of other comprehensive (loss)/income	(404)	(118)

Ending redeemable noncontrolling interests in the OP	$236,475	$119,057

Net loss attributable to common stockholders and transfers from redeemable noncontrolling interests

	Years Ended December 31,
	2011	2010	2009
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)
Conversion of OP units to UDR Common Stock	287	18,429	21,117

Change in equity from net income/(loss) attributable to common stockholders and conversion of OP units to UDR Common Stock	$10,824	$(93,933)	$(74,741)